Income Taxes - Additional Information (Detail) (USD $)			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 United States	Jun. 30, 2013 Canada
Income Taxes [Line Items]
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	$ 1,700,000
Interest and penalties	32,000	100,000
Non-capital loss carry forwards			59,100,000	9,000,000
Non-capital loss carry forwards, expiration date			Years 2016 through 2026	Years 2018 through 2033
Deferred tax assets valuation allowance	$ 337,000	$ 33,000